PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	6 Months Ended
Jun. 30, 2012
Prepaid Expenses and Other Current Assets Disclosure [Abstract]
Prepaid Expenses and Other Current Assets [Table Text Block]

The Company’s prepaid expenses and other current assets consisted of the following:

	December 31, 2011	June 30, 2012
VAT receivables	€111	€49
Other prepaid expenses and current assets	377	419
Total prepaid expenses and current assets	€488	€468